Segment Information (Reconciliation of Segment Information to Total Consolidated Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 1,808,526	$ 1,767,426	$ 1,701,701	$ 1,631,490	$ 1,722,854	$ 1,801,786	$ 1,687,814	$ 1,583,655	$ 6,909,143		$ 6,796,110		$ 6,129,825
Segment profitability									1,135,530		1,109,349		1,005,449
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									6,909,143		6,796,110		6,129,825
Intersegment
Segment Reporting Information [Line Items]
Total revenues									0		0		0
Corporate / Other
Segment Reporting Information [Line Items]
Total revenues									(25,007)	[1]	(40,079)	[1]	(72,485)	[1]
Segment profitability									(982,346)	[1]	(916,677)	[1]	(842,901)	[1]
Generics Segment
Segment Reporting Information [Line Items]
Total revenues									5,900,624		5,946,203		5,544,975
Generics Segment | Operating Segments
Segment Reporting Information [Line Items]
Total revenues									5,906,297		5,949,291		5,547,455
Segment profitability									1,656,323		1,706,783		1,607,910
Generics Segment | Intersegment
Segment Reporting Information [Line Items]
Total revenues									5,673		3,088		2,480
Specialty Segment
Segment Reporting Information [Line Items]
Total revenues									1,008,519		849,907		584,850
Specialty Segment | Operating Segments
Segment Reporting Information [Line Items]
Total revenues									1,027,853		886,898		654,855
Segment profitability									461,552		319,243		240,440
Specialty Segment | Intersegment
Segment Reporting Information [Line Items]
Total revenues									$ 19,334		$ 36,991		$ 70,005

[1]	Includes certain corporate general and administrative and R&D expenses; litigation settlements, net; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.